Subsequent Events (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Subsequent Events
Contributions	$ 7,442,700	$ 28,057,907	$ 45,591,226
Redemptions	169,739,371	193,063,119	165,751,164
Subsequent event
Subsequent Events
Contributions	4,630,000
Redemptions	$ 7,875,000